CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities
Net loss	¥ (1,945,846,212)	$ (283,011,594)	¥ (94,759,689)	¥ (10,862,379)
Adjustments for:
Depreciation of property and equipment	4,291,284	624,141	330,238	21,360
Amortization of intangible assets	1,602,163	233,025
Deferred tax benefit	(400,541)	(58,256)
Share-based compensation	951,626,250	138,408,298	3,378,827	393,766
Changes in assets and liabilities, net of impact of acquisition:
Accounts receivable	(160,733,479)	(23,377,715)	(32,099,995)	(9,654,384)
Amount due from related parties			5,000,000	(5,000,000)
Prepayments and other current assets	(74,365,824)	(10,816,061)	(13,759,902)	10,445
Other non-current assets	(3,388,147)	(492,786)	(5,758,946)
Accounts payable	115,892,236	16,855,827	7,050,837	5,077,380
Amount due to related parties			(3,024,000)	3,024,000
Registered users’ loyalty payable	235,684,796	34,278,932	19,953,908	1,023,230
Salary and welfare payable	36,964,404	5,376,250	5,086,102	556,782
Tax payable	70,010,545	10,182,611	19,901,230	3,439,291
Accrued liabilities related to users’ loyalty programs	(142,869,657)	(20,779,530)	162,494,913	24,508,556
Accrued liabilities and other current liabilities	353,985,756	51,485,093	19,297,288	(547,761)
Advances from advertising customers	113,095,683	16,449,085	39,135,595	729,004
Non-current liabilities	9,686,219	1,408,803
Net cash provided by/(used in) operating activities	(434,764,524)	(63,233,877)	132,226,406	12,719,290
Cash flows from investing activities:
Purchase of short-term investments	(4,164,032,230)	(605,633,369)	(539,360,549)	(45,250,000)
Proceeds from maturity of short-term investments	4,189,115,780	609,281,620	421,985,200	32,880,000
Purchase of intangible assets	(72,097,321)	(10,486,120)
Cash paid for acquisitions, net of cash acquired	(10,729,825)	(1,560,588)
Purchase of property and equipment	(14,924,590)	(2,170,692)	(4,543,180)	(153,274)
Proceeds from disposal of property and equipment	175,634	25,545
Net cash used in investing activities	(72,492,552)	(10,543,604)	(121,918,529)	(12,523,274)
Cash flows from financing activities:
Cash received from other financing activities	138,051	20,080
Net cash provided by financing activities	2,298,043,751	334,236,601	272,121,039
Net increase in cash and cash equivalents	1,790,786,675	260,459,120	282,428,916	196,016
Effect of exchange rate changes on cash and cash equivalents	117,043,158	17,023,221	(4,239,131)
Cash and cash equivalents at the beginning of year	278,458,413	40,500,096	268,628	72,612
Cash and cash equivalents at the end of year	2,186,288,246	317,982,437	278,458,413	¥ 268,628
Supplemental disclosure of cash flow information:
Accounts payable related to the purchase of property and equipment			263,000
Accrued Initial Public Offering expense	1,575,911	229,207
Gains on repurchase of convertible redeemable preferred shares	(18,332,152)	(2,666,301)
Incentive payment to customer	22,842,164	3,322,255
Deemed dividend to preferred shares shareholders	1,916,871	278,797
Initial Public Offering And Over Allotment Option
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon Initial Public Offering and over-allotment option, net of cost of issuance	592,507,394	86,176,626
Series A Shares
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs			208,490,509
Supplemental disclosure of cash flow information:
Accrued Series A convertible redeemable preferred shares issuance cost of a subsidiary	126,146	18,347
Series A Shares | Subsidiary
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs	97,147,400	14,129,503
Supplemental disclosure of cash flow information:
Accretion to preferred shares redemption value	978,201	142,273
Series A1 Shares
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs			63,630,530
Series B1 Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs	651,736,522	94,791,146
Series B2 Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs	569,316,830	82,803,699
Series B3 Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs	282,249,969	41,051,555
Series C1 Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs	104,947,585	15,263,992
Series A Preferred Shares
Supplemental disclosure of cash flow information:
Accretion to preferred shares redemption value	15,718,213	2,286,119
Series A1 Preferred Shares
Supplemental disclosure of cash flow information:
Accretion to preferred shares redemption value	4,840,875	704,076	5,213,802
Series B1 Preferred Shares
Supplemental disclosure of cash flow information:
Accretion to preferred shares redemption value	37,001,459	5,381,639	¥ 798,981
Series B2 Preferred Shares
Supplemental disclosure of cash flow information:
Accretion to preferred shares redemption value	31,800,587	4,625,204
Series B3 Preferred Shares
Supplemental disclosure of cash flow information:
Accretion to preferred shares redemption value	12,312,158	1,790,729
Series C1 Preferred Shares
Supplemental disclosure of cash flow information:
Accretion to preferred shares redemption value	¥ 133,451	$ 19,410